OTHER ASSETS (Details) - HKD ($) $ in Thousands	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Current:
Staff advances	$ 16,255	$ 17,854	$ 26,527
Deposit	39,601	40,523	23,032
Others	54,297	50,363	32,035
Total	110,153	108,740	81,594
Non-current:
Refundable deposit	691,509	779,453	337,513
Property and equipment, net (Note a)	149,448	160,107	175,757
Intangible assets, net (Note b)	51,121	52,805	17,218
Deferred tax assets (Note 23)	51,062	36,486	38,317
Others		31,283
Total	$ 943,140	$ 1,060,134	$ 568,805